Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

10. Subsequent events:

The Company has evaluated all events occurring through April 9, 2026, the date on which the Annual Financial Statements were issued, and during which time, nothing has occurred outside the normal course of business operations that would require disclosure except the following:

a.	On November 3, 2025, Old Xanadu entered into the Business Combination Agreement with SPAC and Xanadu.

On the Closing Date, Xanadu, Old Xanadu and SPAC consummated the Business Combination. Upon closing, Xanadu became the parent entity of both Old Xanadu and SPAC. Pre-closing, Xanadu's authorized share capital was amended to consist of three classes of shares: multiple voting shares (the “Class A Multiple Voting Shares”), the Class B Subordinate Voting Shares, and preferred shares issuable in series. At closing of the Business Combination and PIPE Financing, only Class A Multiple Voting Shares and Class B Subordinate Voting Shares were issued and outstanding; no preferred shares have been issued. Each Class A Multiple Voting Share entitles the holder to ten votes per share and each Class B Subordinate Voting Share entitles the holder to one vote per share. Xanadu has authorized an unlimited amount of Class A Multiple Voting Shares, Class B Subordinate Voting Shares, and preferred shares, with no par value.

On the Closing Date: (i) each outstanding Old Xanadu preferred share was converted into and exchanged for one Old Xanadu voting common share; and (ii) one minute thereafter, (A) each outstanding Old Xanadu voting common share (including those issued upon conversion of Old Xanadu preferred shares) was transferred to Xanadu in exchange for  Class A Multiple Voting Shares, and (B) each outstanding Old Xanadu non-voting common share was transferred to Xanadu in exchange for Class B Subordinate Voting Shares, in each case, in a number equal to the Exchange Ratio (as defined in the plan of arrangement with respect to the Business Combination (the “Plan of Arrangement”)), with no fractional Xanadu shares issued.

One minute after the foregoing, (i) each option to acquire an Old Xanadu voting common share outstanding immediately prior to the Arrangement Effective Time (as defined in the Plan of Arrangement) (whether vested or unvested and notwithstanding the terms of any Old Xanadu equity incentive plan) was exchanged for  options to acquire Class A Multiple Voting Shares and, (ii) each option to acquire an Old Xanadu non-voting common share outstanding immediately prior to the Arrangement Effective Time (whether vested or unvested and notwithstanding the terms of any Old Xanadu equity incentive plan) was exchanged for options to acquire Xanadu Class B Subordinate Voting Shares.

One minute after the foregoing, (i) the SFTrust Warrants (as defined in the Plan of Arrangement) outstanding immediately prior to the Arrangement Effective Time were exchanged for  warrants to purchase Class A Multiple Voting Shares and, (ii) the RBC Warrants (as defined in the Plan of Arrangement) outstanding immediately prior to the Arrangement Effective Time were exchanged for warrants to purchase Class B Subordinate Voting Shares.

Holders of 19,428,395 SPAC Class A common shares exercised their right to redeem such shares for a pro rata portion of SPAC's trust account, resulting in aggregate redemption payments of approximately $201,154 ($10.35 per share) out of approximately $227,800 in the SPAC trust account at the time. After redemptions, 3,211,605 SPAC Class A shares remained outstanding and were exchanged for Class B Subordinate Voting Shares.

Concurrently with the closing of the Business Combination, Xanadu issued 27,500,000 Class B Subordinate Voting Shares to PIPE Investors at $10.00 per share for aggregate gross proceeds of $275,000 pursuant to subscription agreements entered into in connection with the Business Combination Agreement.  As of December 31, 2025, contingent on the issuance of the Class B Subordinate Voting Shares, Xanadu has commitments of up to $28,950 associated with, and contingent on, the closing of the equity raise.

On March 27, 2026, in connection with the closing of the Business Combination, Xanadu was listed on Nasdaq and the TSX under the symbol “XNDU”.

For accounting purposes, the Business Combination was accounted for as a reverse recapitalization whereby Old Xanadu was treated as the accounting acquirer and SPAC was treated as the acquired company. Xanadu is the legal parent and is not considered to be the accounting acquirer or acquiree in the Business Combination in accordance with U.S. GAAP.